UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2007

Check here if Amendment [  ]; Amendment Number: _______________

This Amendment (Check only one):   [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Strategic Point Investment Advisors, LLC
Address: 220 West Exchange Street, Suite 300
         Providence, RI 02903

Form 13F File Number: 28-10930

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete,and that it is understood that all required items,statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RICHARD J ANZELONE
Title:  GENERAL COUNSEL AND CHIEF COMPLIANCE OFFICER
Phone:  (401) 273-1500

Signature, Place, and Date of Signing:

   /s/ Richard J Anzelone  Providence, Rhode Island  November 2, 2007
-----------------------  -------------------------  -------------

Report Type (Check only one):

[xx] 13 F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s). [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other managers(s).


<SUBMISSION-INFORMATION-FILE>

TYPE                    13F-HR
<CONFIRMING-COPY>         NO		      </CONFIRMING-COPY>
<SROS>                    NONE           </SROS>
<FILER>
      <FILER-CIK>         0001295044     </FILER-CIK>
      <FILER-CCC>         zz@p9pgv       </FILER-CCC>
</FILER>
<SUBMISSION-CONTACT>
      <CONTACT-NAME>      Laura J Bard   </CONTACT-NAME>
      <CONTACT-PHONE>     401-273-1500   </CONTACT-PHONE>
</SUBMISSION-CONTACT>
      <NOTIFY-INTERNET>   lbard@strategicpoint.com </NOTIFY-INTERNET>
<RETURN-COPY>             YES            </RETURN-COPY>
<PERIOD>                  09-30-2007     </PERIOD>

</SUBMISSION-INFORMATION-FILE>

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8 DATA RECORDS

Form 13F Information Table Value Total:    $194,991,005.00


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report, NONE.




Name of Issuer	        Title of Class	CUSIP Number    Total value 		 Value X    Shares or		SH/P PUT/CALL	Invest	Other	Voting
										 100's 	    Principal Amount    RN              Disc    Mngrs   Authority

   			   		   		     	                    	            		         	   	C>

BLDRS INDEX  EMERGING
MKTS 50  	        Common Stock	09348R300	" $44,791,206.00 "	" 44,791 "	" 848,879 "	SH 		SOLE		848879
STREETRACKS GOLD TR
	 	        Common Stock	863307104	" $3,199,669.00 "	" 3,199 "	" 43,527 "	SH 		SOLE		43527
IShares Tr 7 10 YR
Tres Index	        Common Stock	464287440	" $9,016,792.00 "	" 9,016 "	" 107,496"	SH 		SOLE		107496
Ishares Tr Goldman
Sachs Corp 	        Common Stock	464287242	" $15,492,261.00 "	" 15,492"	" 146,860"	SH 		SOLE		146860
iShares Tr 1 3 Yr
Treas Index 		Common Stock	464287457	" $22,330,623.00 "	" 22,330"	" 274,576"	SH 		SOLE		274576
ISHARES SILVER TR
ISHARES			Common Stock	46428Q109	" $2,920,121.00 "	" 2,920 "	" 21,385 "	SH 		SOLE		21385
S & P 500
Depository Receipt	Common Stock	78462F103	" $87,416,636.00 "	" 87,416 "	" 572,585 "	SH 		SOLE		572585
Sector Spdr TR
SHS Ben Int Uti		Common Stock	81369Y886	" $9,823,697.00 "	" 9,823 "	" 246,826 "	SH 		SOLE		246826


							" $194,991,005.00 "
